Sector Regulation and Electricity System Operations - Additional Information (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2017 $ / MWh TWh EnergyBlock Company	Oct. 31, 2016 $ / MWh TWh EnergyBlock	Jul. 31, 2016 $ / MWh TWh Company	Dec. 31, 2017 CLP ($) kV Grid km kW	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Sector Regulations And Electricity System Operations [Line Items]
Number of electrical sectors | Grid				3
Percentage of renewable energy requirement				5.00%
Percentage of increase in energy requirement				0.50%
Target for renewable energy requirement				10.00%
Target for power generated by non-conventional renewable energy				20.00%
Raw materials and consumables used | $				$ 903,978,006	$ 895,060,114	$ 880,891,223
Thermal Emission Tax [Member]
Sector Regulations And Electricity System Operations [Line Items]
Raw materials and consumables used | $				$ 17,343,465
Transmission Segment
Sector Regulations And Electricity System Operations [Line Items]
Period over which tariff setting process is carried out				4 years
Description of expansion plan for transmission facilities				The bids correspond to the value resulting from the tender, which constitutes the income for the first 20 years from the start of operation. As of the year 21, the fees of such transmission facilities are determined as if they were existing facilities.
Distribution Segment
Sector Regulations And Electricity System Operations [Line Items]
Period over which tariff setting process is carried out				4 years
Description of price regulation process				These bidding processes are managed by the CNE and are carried out at least five years in advance
Description of nature of price regulation process				These bidding processes are managed by the CNE and are carried out at least five years in advance. The result of the process is a “pay as bid” contract, with an extension up to 20 years. In case of unforeseen deviations in the projections of demand, the regulator has the authority to carry out a short-term tenders. In addition, a reimbursement mechanism exists allowing supply without contract
Annual investment costs rate				10.00%
Percentage of aggregate profitability industry range				10.00%
Top of Range [Member] | Generation Segment
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for fixed price of electrical supply				5,000
Top of Range [Member] | Distribution Segment
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for fixed price of electrical supply				5,000
Connected capacity to end customers | kV				23
Value added distribution ratio				66.70%
Profitability margin range				4.00%
Bottom of Range [Member] | Generation Segment
Sector Regulations And Electricity System Operations [Line Items]
Minimum connected capacity for freely negotiate price of electrical supply				5,000
Connected capacity for fixed price of electrical supply				500
Contract term for fixed price of electrical supply				4 years
Bottom of Range [Member] | Transmission Segment
Sector Regulations And Electricity System Operations [Line Items]
Minimum discount rate fixed by authority for tariff setting				7.00%
Bottom of Range [Member] | Distribution Segment
Sector Regulations And Electricity System Operations [Line Items]
Minimum connected capacity for freely negotiate price of electrical supply				5,000
Connected capacity for fixed price of electrical supply				500
Value added distribution ratio				33.30%
Profitability margin range				(4.00%)
Regulated Customers [Member] | Top of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Maximum connected capacity of electrical supply				5,000
Connected capacity option range of electrical supply				5,000
Regulated Customers [Member] | Bottom of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity option range of electrical supply				500
Sistema Interconectado Central
Sector Regulations And Electricity System Operations [Line Items]
Length of electrical grid | km				2,400
Sistema Interconectado del Norte Grande
Sector Regulations And Electricity System Operations [Line Items]
Length of electrical grid | km				700
Supply Bidding No. 2015/02
Sector Regulations And Electricity System Operations [Line Items]
Blocks of energy awarded in bid | EnergyBlock		3
Energy blocks awarded unit | TWh		1.2
Percentage of energy utilization		100.00%
Weighted average price of energy per MWh | $ / MWh		79.3
Supply Bidding No. 2015/01
Sector Regulations And Electricity System Operations [Line Items]
Energy blocks awarded unit | TWh			12.4
Percentage of energy utilization			100.00%
Weighted average price of energy per MWh | $ / MWh			47.6
Number of companies awarded with energy blocks | Company			84
Supply Bidding No. 2015/01 | Supply Contracts
Sector Regulations And Electricity System Operations [Line Items]
Percentage of energy utilization			47.60%
Energy awarded unit per year | TWh			5.918
Supply Bidding No. 2017/01
Sector Regulations And Electricity System Operations [Line Items]
Blocks of energy awarded in bid | EnergyBlock	5
Energy blocks awarded unit | TWh	2.2
Percentage of energy utilization	100.00%
Weighted average price of energy per MWh | $ / MWh	32.5
Number of companies awarded with energy blocks | Company	5
Supply Bidding No. 2017/01 | Supply Contracts
Sector Regulations And Electricity System Operations [Line Items]
Percentage of energy utilization	54.00%
Energy awarded unit per year | TWh	1.2